Income Taxes (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Taxes (Details) [Line Items]
Income taxable	¥ 1,000,000		$ 2
Tax rate	75.00%	75.00%	75.00%		50.00%
Income tax expenses (in Yuan Renminbi)	¥ (10,980,054)	$ (1,591,958)		¥ 4,273,788	¥ 485,749
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Reduced EIT rate	20.00%	20.00%	20.00%
Reduction of income tax percentage	87.50%	87.50%	87.50%
Reduction of taxable income (in Yuan Renminbi)	¥ 1,000,000			¥ 1,000,000	¥ 1,000,000
Reduction (in Yuan Renminbi)	3,000,000			¥ 3,000,000	¥ 3,000,000
Reduction of taxable income				87.50%	75.00%
Income taxable (in Yuan Renminbi)				¥ 1,000,000	¥ 1,000,000
Estimated tax savings (in Yuan Renminbi)				¥ 7,291,787	¥ 21,862,626
Estimated tax savings (in Yuan Renminbi per share) | ¥ / shares				¥ 0.07	¥ 0.2
Tax losses (in Yuan Renminbi)	¥ 236,254,725			¥ 8,671,207
Sentu Lejiao [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate					25.00%
Guangzhou Xingzhiqiao [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Sentu Guoxin [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
China, Yuan Renminbi
Income Taxes (Details) [Line Items]
Tax rate				50.00%
HONG KONG
Income Taxes (Details) [Line Items]
Income taxable | $			$ 2
Tax rate	8.25%	8.25%	8.25%
Applicable tax rate	16.50%	16.50%	16.50%
Income tax expenses (in Yuan Renminbi)				¥ 141,745
Beijing Sentu [Member]
Income Taxes (Details) [Line Items]
EIT rate	15.00%	15.00%	15.00%	15.00%	15.00%
Jianzhi Education [Member] | HONG KONG
Income Taxes (Details) [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%